SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands		1 Months Ended		8 Months Ended	12 Months Ended
	Jul. 22, 2020 RentalContract LeaseholdImprovement	Jul. 31, 2020 CNY (¥) Investor Instalment	Jul. 31, 2020 USD ($) Investor Instalment	Aug. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥) RentalContract shares	Sep. 30, 2021 USD ($) RentalContract shares	Sep. 30, 2020 CNY (¥) RentalContract shares	Sep. 30, 2020 USD ($) RentalContract shares	Sep. 30, 2019 CNY (¥)	Sep. 30, 2021 USD ($) shares
Accumulated deficits					¥ 4,378,690,000		¥ 3,809,516,000			$ 679,562
Net cash (used in) provided by operating activities					(109,661,000)	$ (17,017)	54,841,000		¥ (88,189,000)
Working capital							1,758,736,000
Number of investors | Investor		2	2
Number of instalments | Instalment		21	21
Proceeds from issuance of debt		¥ 290,155,000	$ 43,665
Debt issuance cost		0
Proceeds of debt issuance costs					113,236,000		163,565,000
Additional proceeds from convertible debt					49,103,000
Doubtful accounts, wrote off					19,463,000
Interest expense					127,377,000		134,092,000		113,917,000
Interest expense, capitalized					0				19,542,000
Amortization expense of land use rights					286,000		286,000		286,000
Impairment loss					199,575,000	$ 30,974	846,766,000		46,213,000
Property and equipment, net					38,940,000		358,022,000			$ 6,043
Property and equipment, accumulated depreciation					24,726,000		118,133,000
Impairment loss					199,575,000		313,354,000		46,213,000
Rental incentives					¥ 5,695,000		12,921,000		72,367,000
Lease Option to Extend					The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.	The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.
Fixed rent, lock in period					3 years	3 years
Annual, non-compounding increase for the rest of the lease period					5.00%	5.00%
Rental expense				¥ 100,962,000	¥ 642,354,000		813,773,000		1,003,572,000
Deferred rent, current							2,503,000
Long-term deferred rent							212,054,000
Advertising expenses							10,773,000		39,583,000
Expenses incurred for the plan					¥ 3,383,000		18,283,000		20,051,000
Tax benefit likely of being realized up on settlement percentage					0.00%					0.00%
Significant unrecognized uncertain tax positions					¥ 0		¥ 0
Treasury stocks acquired | shares					77,250,000	77,250,000	77,250,000	77,250,000
Treasury Stock, Value					¥ 5,000		¥ 298,110,000			$ 1
Convenience translation rate of USD1.00					6.4434		6.4434			6.4434
Contingent earn-out liabilities, gain							¥ 97,417,000		42,404,000
Share-based compensation					¥ 15,806,000	$ 2,453	16,045,000		8,173,000
Fair Value, Nonrecurring [Member]
Property and equipment, net							93,635,000		124,993,000
Impairment loss					¥ 199,575,000		313,354,000		46,213,000
Impairment of Leasehold							425,341,000
Trademarks, loss							108,071,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Property and equipment, net							¥ 93,635,000		¥ 124,993,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Long-term Revenue Growth Rate
Property and equipment, measurement input							3	3	4
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate
Property and equipment, measurement input							11	11	10
Convertible Notes Payable [Member]
Convertible notes issued							¥ 49,251,000
Treasury stock | Debt Extinguishment Costs, to One Creditor who made Loans [Member]
Shares issued | shares					77,250,000					77,250,000
Treasury stock | Pledge with SHRB [Member]
Shares issued | shares					77,100,000					77,100,000
Share Repurchase [Member]
Payment for the repurchase of initial public offering							¥ 248,859,000
Share Repurchase [Member] | Convertible Notes Payable [Member]
Convertible notes issued | $								$ 7,232
Share Repurchase [Member] | Ordinary shares
Repurchase of ordinary shares issued during initial public offer | shares							77,250,000	77,250,000
Education surtax
Value-added taxes rate					6.00%					6.00%
Urban Maintenance
Value-added taxes rate					9.00%					9.00%
Construction Tax
Value-added taxes rate					13.00%					13.00%
Tenants who prepay rent of at least the first six months of the lease term [Member]
Rental discount					5.00%	5.00%
Tenants who prepay rent of at least the first twelve months of the lease term [Member]
Rental discount					10.00%	10.00%
Rental Contracts [Member]
Number of reporting units | RentalContract							25,375	25,375
Leasehold improvements [Member]
Capital lease other financing arrangement					¥ 0		¥ 73,430,000
Initial value of capital lease assets							136,146,000
Carrying value of capital lease other financing assets							50,432,000
Other financing payable					0		371,124,000
Aggregate of initial value for lease assets							374,609,000
Carrying value of lease assets							138,764,000
Property and equipment, net							449,637,000
Property and equipment, accumulated depreciation							146,402,000
Impairment loss							132,972,000
Furniture, fixtures and equipment [Member]
Property and equipment, net							212,483,000
Property and equipment, accumulated depreciation							49,861,000
Impairment loss							¥ 90,312,000
Impairment of Leasehold					¥ 199,575,000
Great Alliance Co living Limited And Affiliates [Member]
Number of Businesses Acquired | RentalContract	72,000				72,000	72,000
Business combination revenue growth rate for valuation of trademarks acquired							10.00%	10.00%
Business combination discount rate for valuation of trademarks acquired							19.00%
Great Alliance Co living Limited And Affiliates [Member] | Rental Agreement With Landlord [Member]
Business combination revenue growth rate for rental agreements							12.50%	12.50%
Business combination discount rate for measuring rental agreements acquired							19.00%	19.00%
Great Alliance Co living Limited And Affiliates [Member] | Fair Value, Inputs, Level 3 [Member]
Business combination revenue growth rate for valuation of trademarks acquired					3.00%	3.00%	8.00%	8.00%
Business combination discount rate for valuation of trademarks acquired					11.00%		11.00%			11.00%
Business combination increase of unit rental fee					3.00%	3.00%
Great Alliance Co living Limited And Affiliates [Member] | Rental Contracts [Member]
Number of Businesses Acquired | LeaseholdImprovement	72,000
Variable Interest Entity
Net cash (used in) provided by operating activities					¥ (108,705,000)	$ (16,871)	¥ 72,293,000		¥ 393,847,000
Percentage of consolidated revenues					17.00%	17.00%	80.00%	80.00%	100.00%
Percentage of consolidated assets					42.00%	42.00%	94.00%	94.00%
Percentage of consolidated liabilities					57.00%	57.00%	79.00%	79.00%
Property and equipment, net					¥ 38,940,000		¥ 358,022,000			$ 6,043
Long-term deferred rent							¥ 212,054,000
Shanghai Qingke E-Commerce Co., Ltd. | Variable Interest Entity
Equity interest held					100.00%	100.00%
Shanghai Qingke E-Commerce Co., Ltd. | Spousal Consent Letters [Member]
Equity interest held					10.47%	10.47%
Maximum
Proceeds from issuance of debt		¥ 100,000,000
Land use rights, remaining term of the land certificates					50 years	50 years
Lessor operating lease term					26 months					26 months
Rental discount, limit per month					¥ 200,000
Rent free period with landlords					120 days	120 days
Minimum
Land use rights, remaining term of the land certificates					30 years	30 years
Lessor operating lease term					12 months					12 months
Rent free period with landlords					90 days	90 days
Tax benefit likely of being realized up on settlement percentage					50.00%					50.00%
Minimum | Shanghai Qingke E-Commerce Co., Ltd. | Exclusive Technology Service Agreement [Member]
Percentage of net profit agreed to pay service fees					100.00%	100.00%